Deferred Policy Acquisition and Sales Inducement Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred policy acquisition costs
Balance at the beginning of the period	$ 4,180	$ 4,753	$ 7,815
Esurance acquisition present value of future profits	42
Impact of adoption of new OTTI accounting guidance before unrealized impact			(163)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			163
Acquisition costs deferred	3,795	3,868	3,966
Amortization charged to income	(3,971)	(3,807)	(4,436)
Effect of unrealized gains and losses	(175)	(634)	(2,592)
Balance at the end of the period	3,871	4,180	4,753
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance at the beginning of the period	86	195	453
Impact of adoption of new OTTI accounting guidance before unrealized impact			(35)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			35
Sales inducements deferred	7	14	28
Amortization charged to income	(23)	(27)	(129)
Effect of unrealized gains and losses	(29)	(96)	(157)
Balance at the end of the period	41	86	195
Allstate Financial
Deferred policy acquisition costs
Balance at the beginning of the period	2,859	3,398	6,420
Impact of adoption of new OTTI accounting guidance before unrealized impact			(163)
Impact of adoption of new OTTI accounting guidance effect of unrealized capital gains and losses			163
Acquisition costs deferred	333	385	391
Amortization charged to income	(494)	(290)	(821)
Effect of unrealized gains and losses	(175)	(634)	(2,592)
Balance at the end of the period	2,523	2,859	3,398
Property-Liability
Deferred policy acquisition costs
Balance at the beginning of the period	1,321	1,355	1,395
Esurance acquisition present value of future profits	42
Acquisition costs deferred	3,462	3,483	3,575
Amortization charged to income	(3,477)	(3,517)	(3,615)
Balance at the end of the period	$ 1,348	$ 1,321	$ 1,355